Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and development	$ 29,352	$ 12,432
General and administrative	21,146	3,312
Total operating expenses	50,498	15,744
Other income (expense), net	183	125
Net loss	$ (50,315)	$ (15,619)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.60)	$ (0.54)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.60)	$ (0.54)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	84,464,081	29,089,778
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	84,464,081	29,089,778